BOL Bancshares, Inc

July 28, 2011

Ms. Amite Pande
Accounting Branch Chief
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Dear Ms. Pande:

Please find attached our responses to your comments presented in your letter dated June 24, 2011 regarding our Form 10-K filed March 31, 2011 and our Form 10-Q filed May 16, 2011.  We acknowledge that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate the opportunity to reply to your comments.

Sincerely,

Peggy Schaefer
Treasurer